Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	$ 36
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad	6,200
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad, estimated U.S. tax liability if these earnings were to be repatriated	1,100
Tax reserves	649	$ 669	$ 866	$ 340
Impact on tax expense if tax reserves were unnecessary	649
Accrued interest, related to income taxes in the balance sheet	194
Additional tax expense related to interest	2	$ 1
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	60
Tax Litigation			$ 593
Germany
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 90